Equity Method Investments Equity Method Investments (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2013
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 2,458	$ 2,471	$ 2,471	$ 2,458
Other income - related parties			86	58	$ 40
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	961	$ 1,100	$ 1,100	$ 961
MarkWest Utica EMG [Member]
Schedule of Equity Method Investments [Line Items]
NCI owners total funding commitment						$ 950
Percentage of capital required by reporting entity after NCI minimum contribution						100.00%
Aggregate Contributions to VIE Threshold						$ 2,000
Maximum percentage ownership interest in joint ventures		70.00%	70.00%
Threshold percentage for noncontrolling owners to make pro rata contributions		30.00%	30.00%
Maximum noncontrolling percentage of capital contributions until pro rata ownership threshhold is reached			10.00%
Noncontrolling interest owners actual contribution		$ 1,000	$ 1,000
Contribution by the Partnership		$ 1,500	1,500
Noncontrolling interest owners capital contribution preference threshold						$ 500
Noncontrolling Owners Accrual of Preference Amount	4		$ 16
Percentage of available cash to be received by the Partnership		60.00%	60.00%
Percentage of aggregate investment balance for proportionate distribution of cash		60.00%	60.00%
Percentage of aggregate investment balance		56.00%	56.00%
Equity method investments		$ 2,200	$ 2,200
Other income - related parties	$ 1		16
Equity Method Investment Difference Between Carrying Amount And Underlying Equity Portion Related To Goodwill Not Amortized		$ 459	$ 459
Equity Method Investment, Ownership Percentage	60.00%	56.00%	56.00%	60.00%	60.00%
Ohio Gathering
Schedule of Equity Method Investments [Line Items]
Other income - related parties	$ 2		$ 15
Equity Method Investment, Ownership Percentage		34.00%	34.00%
Ohio Condensate Company, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Other income - related parties	1		$ 4
Partnership's portion of equity method investment net assets	100	$ 10	10	$ 100
Equity Method Investment, Other than Temporary Impairment			$ 96
Equity Method Investment, Ownership Percentage		60.00%	60.00%
Income (Loss) from Equity Method Investments from Asset Impairment		$ (58)
Income (Loss) from Equity Method Investments from Elimination of Basis Differential		(31)
Sensitivity Analysis of Fair Value, Impact to Income Statement			$ (1)
Utica Condensate
Schedule of Equity Method Investments [Line Items]
Investment in subsidiary	$ 781	$ 794	$ 794	$ 781
Equity Method Investments [Member] | Income Approach Valuation Technique [Member] | Ohio Condensate Company, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Fair Value Inputs, Discount Rate			11.20%